Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Opening goodwill	$ 756,260	$ 769,058
Current year acquisitions	126,932	0
Prior period acquisition (note 4 (d))	0	1,048
Foreign exchange movement	(22)	(13,846)
Closing goodwill	$ 883,170	$ 756,260